UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-2809
                                   811-10095

Name of Fund: Merrill Lynch Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

Merrill Lynch Value Opportunities Fund

Schedule of Investments as of June 30, 2005

                                          Beneficial
                                            Interest     Mutual Funds                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       1,816,192,728     Master Value Opportunities Trust Fund                      $ 2,959,497,962
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $2,572,050,633) - 100.1%           2,959,497,962

                                                         Liabilities in Excess of Other Assets - (0.1%)                  (2,691,441)
                                                                                                                    ---------------
                                                         Net Assets - 100.0%                                        $ 2,956,806,521
                                                                                                                    ===============

Master Value Opportunities Trust

Schedule of Investments as of June 30, 2005

                                                 Shares
Industry*                                          Held          Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                                      15,400          Curtiss-Wright Corp.                               $       830,830
Defense - 2.0%                                1,669,800          Triumph Group, Inc. (a)(e)                              58,042,248
                                                                                                                    ---------------
                                                                                                                         58,873,078
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                          957,200          American Axle & Manufacturing Holdings, Inc.            24,188,444
                                                559,400          Hayes Lemmerz International, Inc. (e)                    3,982,928
                                                                                                                    ---------------
                                                                                                                         28,171,372
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.8%                            241,500          Applera Corp. - Celera Genomics Group (e)                2,649,255
                                                190,500          Cephalon, Inc. (d)(e)                                    7,583,805
                                              1,243,700          Human Genome Sciences, Inc. (d)(e)                      14,402,046
                                              2,183,198          Maxygen, Inc. (a)(e)                                    14,976,738
                                              1,051,700          Neurogen Corp. (e)                                       7,172,594
                                              1,510,290          Vical, Inc. (a)(e)                                       7,370,215
                                                                                                                    ---------------
                                                                                                                         54,154,653
-----------------------------------------------------------------------------------------------------------------------------------
Building                                        146,400          Simpson Manufacturing Co., Inc.                          4,472,520
Products - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.7%                        2,024,200          Janus Capital Group, Inc. (d)                           30,443,968
                                                854,000          WP Stewart & Co. Ltd.                                   20,641,180
                                                                                                                    ---------------
                                                                                                                         51,085,148
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                313,800          Cytec Industries, Inc.                                  12,489,240
                                                 61,100          OM Group, Inc. (e)                                       1,508,559
                                                204,400          Schulman A, Inc.                                         3,656,716
                                                582,800          Valspar Corp.                                           28,143,412
                                                                                                                    ---------------
                                                                                                                         45,797,927
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                                      221,700          Bank of Hawaii Corp.                                    11,251,275
Banks - 7.5%                                     94,200          Banner Corp.                                             2,638,542
                                              2,203,000          The Colonial BancGroup, Inc.                            48,598,180
                                                631,400          Compass Bancshares, Inc.                                28,413,000
                                                219,400          First Merchants Corp.                                    5,452,090
                                              1,361,000          First Midwest Bancorp, Inc.                             47,866,370
                                                241,600          Mid-State Bancshares                                     6,709,232
                                              1,788,445          Old National Bancorp                                    38,272,723
                                                610,900          Susquehanna Bancshares, Inc.                            15,022,031
                                                349,193          TD Banknorth, Inc.                                      10,405,951
                                                328,600          Texas Capital Bancshares, Inc. (e)                       6,486,564
                                                                                                                    ---------------
                                                                                                                        221,115,958
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                         1,396,200          Administaff, Inc. (a)                                   33,173,712
Supplies - 4.4%                                 490,400          Ambassadors International, Inc. (a)                      6,693,960
                                                174,900          Central Parking Corp.                                    2,404,875
                                                734,684          Century Business Services, Inc. (e)                      2,975,470
                                              1,141,700          Cornell Cos., Inc. (a)(e)                               15,367,282
                                                590,400          Corrections Corp. of America (e)                        23,173,200
                                                695,100          NCO Group, Inc. (e)                                     15,035,013
                                                517,600          Spherion Corp. (e)                                       3,416,160
                                              1,987,400          Tetra Tech, Inc. (d)(e)                                 26,889,522
                                                                                                                    ---------------
                                                                                                                        129,129,194
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                   75,313          Anaren, Inc. (e)                                           990,366
Equipment - 4.0%                              1,078,450          Belden CDT, Inc.                                        22,863,140
                                              3,277,200          CommScope, Inc. (a)(d)(e)                               57,056,052
                                              4,351,272          Tellabs, Inc. (e)                                       37,856,066
                                                                                                                    ---------------
                                                                                                                        118,765,624
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                                  682,700          Fluor Corp.                                             39,316,693
Engineering - 2.4%                              884,600          McDermott International, Inc. (e)                       18,576,600
                                                385,700          URS Corp. (e)                                           14,405,895
                                                                                                                    ---------------
                                                                                                                         72,299,188
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust

Schedule of Investments as of June 30, 2005

                                                 Shares
Industry*                                          Held          Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction                                    443,900          Martin Marietta Materials, Inc.                    $    30,682,368
Materials - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                                  1,067,200          Crown Holdings, Inc. (e)                                15,186,256
Packaging - 0.7%                                672,000          Smurfit-Stone Container Corp. (e)                        6,834,240
                                                                                                                    ---------------
                                                                                                                         22,020,496
-----------------------------------------------------------------------------------------------------------------------------------
Electrical                                      609,700          General Cable Corp. (e)                                  9,041,851
Equipment - 0.5%                                209,500          Global Power Equipment Group, Inc. (d)(e)                1,665,525
                                                678,100          GrafTech International Ltd. (e)                          2,915,830
                                                                                                                    ---------------
                                                                                                                         13,623,206
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          940,500          Anixter International, Inc. (d)(e)                      34,958,385
Instruments - 4.3%                            1,646,200          Ingram Micro, Inc. Class A (e)                          25,779,492
                                                700,228          NU Horizons Electronics Corp. (e)                        4,481,459
                                              1,660,300          Tech Data Corp. (e)                                     60,783,583
                                                                                                                    ---------------
                                                                                                                        126,002,919
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                              737,200          Diamond Offshore Drilling                               39,388,596
Services - 4.5%                                 244,500          FMC Technologies, Inc. (e)                               7,816,665
                                              2,059,200          Key Energy Services, Inc. (e)                           24,916,320
                                              1,088,900          Maverick Tube Corp. (d)(e)                              32,449,220
                                                992,600          Rowan Cos., Inc.                                        29,490,146
                                                                                                                    ---------------
                                                                                                                        134,060,947
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.5%                          2,901,800          Del Monte Foods Co. (e)                                 31,252,386
                                                364,625          Hain Celestial Group, Inc. (d)(e)                        7,110,188
                                                281,700          The J.M. Smucker Co.                                    13,222,998
                                                780,600          Smithfield Foods, Inc. (e)                              21,286,962
                                                                                                                    ---------------
                                                                                                                         72,872,534
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                                     170,700          Inamed Corp. (e)                                        11,431,779
Equipment &                                     325,600          Invacare Corp.                                          14,443,616
Supplies - 2.0%                                 137,407          Utah Medical Products, Inc.                              2,970,739
                                              1,191,600          Wright Medical Group, Inc. (e)                          31,815,720
                                                                                                                    ---------------
                                                                                                                         60,661,854
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                                   1,968,700          Hooper Holmes, Inc.                                      8,170,105
Providers &                                     123,600          LifePoint Hospitals, Inc. (e)                            6,244,272
Services - 4.4%                                 355,125          Parexel International Corp. (e)                          7,049,231
                                             10,474,800          WebMD Corp. (e)                                        107,576,196
                                                                                                                    ---------------
                                                                                                                        129,039,804
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                           552,155          Ambassadors Group, Inc. (a)                             20,534,645
Leisure - 3.1%                                  661,743          Bob Evans Farms, Inc.                                   15,431,847
                                                106,026          Dover Downs Gaming & Entertainment, Inc.                 1,405,905
                                              4,318,200          La Quinta Corp. (d)(e)                                  40,288,806
                                                582,900          Ruby Tuesday, Inc.                                      15,097,110
                                                                                                                    ---------------
                                                                                                                         92,758,313
-----------------------------------------------------------------------------------------------------------------------------------
Household                                       231,400          Furniture Brands International, Inc.                     5,000,554
Durables - 0.3%                                 262,800          La-Z-Boy, Inc.                                           3,828,996
                                                                                                                    ---------------
                                                                                                                          8,829,550
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 4.3%                              669,600          BearingPoint, Inc. (e)                                   4,908,168
                                              5,858,600          Convergys Corp. (d)(e)                                  83,309,292
                                              1,533,900          Sabre Holdings Corp. Class A                            30,601,305
                                                389,600          Titan Corp. (e)                                          8,859,504
                                                                                                                    ---------------
                                                                                                                        127,678,269
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                      501,900          Teleflex, Inc.                                          29,797,803
Conglomerates - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                 91,800          American National Insurance                             10,528,542
                                              2,869,600          Conseco, Inc. (d)(e)                                    62,614,672
                                                609,471          Presidential Life Corp.                                 10,428,049
                                              1,312,600          Protective Life Corp.                                   55,417,972
                                                                                                                    ---------------
                                                                                                                        138,989,235
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust

Schedule of Investments as of June 30, 2005

                                                 Shares
Industry*                                          Held          Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                            1,036,145          1-800-FLOWERS.COM, Inc. Class A (e)                $     7,294,461
Retail - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                             318,900          DoubleClick, Inc. (e)                                    2,675,571
Services - 1.4%                               1,899,256          Matrixone, Inc. (e)                                      9,496,280
                                              2,477,777          Vignette Corp. (a)(e)                                   27,874,991
                                                                                                                    ---------------
                                                                                                                         40,046,842
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                                240,100          AGCO Corp. (e)                                           4,590,712
                                              1,437,100          Kaydon Corp. (a)                                        40,023,235
                                                752,500          Wolverine Tube, Inc. (a)(e)                              4,417,175
                                                                                                                    ---------------
                                                                                                                         49,031,122
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                    710,500          Harte-Hanks, Inc.                                       21,123,165
                                              1,244,400          Paxson Communications Corp. (e)                            746,640
                                              1,689,900          The Reader's Digest Association, Inc. Class A           27,883,350
                                                715,400          Scholastic Corp. (e)                                    27,578,670
                                                                                                                    ---------------
                                                                                                                         77,331,825
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%                        1,092,950          Gibraltar Industries, Inc.                              20,263,293
                                                287,500          Golden Star Resources Ltd.                                 891,982
                                                142,700          Golden Star Resources Ltd. (d)(e)                          442,370
                                                818,200          Reliance Steel & Aluminum Co.                           30,330,674
                                                460,800          Wheeling-Pittsburgh Corp. (e)                            7,087,104
                                                                                                                    ---------------
                                                                                                                         59,015,423
-----------------------------------------------------------------------------------------------------------------------------------
Multiline                                       583,000          Dollar Tree Stores, Inc. (d)(e)                         13,992,000
Retail - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         1,026,100          Denbury Resources, Inc. (e)                             40,807,997
Fuels - 5.4%                                    474,200          Noble Energy, Inc.                                      35,873,230
                                                863,391          Plains Exploration & Production Co. (e)                 30,676,282
                                                385,800          Spinnaker Exploration Co. (e)                           13,692,042
                                                662,000          Stone Energy Corp. (e)                                  32,371,800
                                                214,100          Vintage Petroleum, Inc.                                  6,523,627
                                                                                                                    ---------------
                                                                                                                        159,944,978
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%                        6,222,800          King Pharmaceuticals, Inc. (e)                          64,841,576
                                              1,743,300          Medicis Pharmaceutical Corp. Class A                    55,314,909
                                                                                                                    ---------------
                                                                                                                        120,156,485
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.9%                              605,300          Brandywine Realty Trust                                 18,552,445
                                                480,500          Friedman Billings Ramsey Group, Inc. Class A             6,871,150
                                              1,432,893          Trizec Properties, Inc.                                 29,474,609
                                                                                                                    ---------------
                                                                                                                         54,898,204
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.1%                            2,216,400          Kansas City Southern (d)(e)                             44,726,952
                                                139,902          Marten Transport Ltd. (e)                                2,936,543
                                                894,800          RailAmerica, Inc. (e)                                   10,648,120
                                                161,521          Vitran Corp., Inc. (e)                                   2,552,032
                                                                                                                    ---------------
                                                                                                                         60,863,647
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                              3,929,200          ANADIGICS, Inc. (a)(d)(e)                                7,622,648
Semiconductor                                   486,400          Actel Corp. (e)                                          6,760,960
Equipment - 1.6%                                692,600          Integrated Device Technology, Inc. (d)(e)                7,445,450
                                              1,158,400          Mattson Technology, Inc. (e)                             8,294,144
                                                105,000          Standard Microsystems Corp. (e)                          2,454,900
                                              1,200,900          Zoran Corp. (e)                                         15,959,961
                                                                                                                    ---------------
                                                                                                                         48,538,063
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.0%                                 964,343          Agile Software Corp. (e)                                 6,075,361
                                                301,600          Aspen Technology, Inc. (e)                               1,568,320
                                              4,683,755          E.piphany, Inc. (a)(e)                                  16,299,468
                                                404,200          InterVoice, Inc. (e)                                     3,488,246
                                                414,300          Jack Henry & Associates, Inc.                            7,585,833

Master Value Opportunities Trust

Schedule of Investments as of June 30, 2005

                                                 Shares
Industry*                                          Held          Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                345,900          Lawson Software, Inc. (d)(e)                       $     1,781,385
                                                897,109          NetIQ Corp. (e)                                         10,182,187
                                              2,043,500          TIBCO Software, Inc. (e)                                13,364,490
                                                                                                                    ---------------
                                                                                                                         60,345,290
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.3%                       1,528,400          Foot Locker, Inc.                                       41,603,048
                                              1,518,400          Linens 'N Things, Inc. (d)(e)                           35,925,344
                                                560,000          Pier 1 Imports, Inc.                                     7,946,400
                                                415,000          Talbots, Inc.                                           13,475,050
                                                                                                                    ---------------
                                                                                                                         98,949,842
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                             165,700          DSW, Inc. Class A (e)                                    4,134,215
Luxury Goods - 0.2%                              19,100          Volcom Inc. (e)                                            511,307
                                                                                                                    ---------------
                                                                                                                          4,645,522
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                              211,800          Anchor Bancorp Wisconsin, Inc.                           6,409,068
Finance - 4.2%                                  413,900          Dime Community Bancshares                                6,291,280
                                                286,200          Fidelity Bankshares, Inc.                                7,590,024
                                                111,000          FirstFed Financial Corp. (e)                             6,616,710
                                                362,700          Franklin Bank Corp. (d)(e)                               6,804,252
                                              2,135,800          Sovereign Bancorp, Inc.                                 47,713,772
                                                147,100          Sterling Financial Corp. (e)                             5,501,540
                                                813,400          Webster Financial Corp.                                 37,977,646
                                                                                                                    ---------------
                                                                                                                        124,904,292
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                             565,950          Applied Industrial Technologies, Inc.                   18,274,526
Distributors - 0.9%                             128,300          United Rentals, Inc. (e)                                 2,592,943
                                                140,100          Watsco, Inc.                                             5,968,260
                                                                                                                    ---------------
                                                                                                                         26,835,729
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                                        397,600          NeuStar, Inc. Class A (e)                               10,178,560
Telecommunication
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $2,406,899,754) - 94.2%                      2,787,854,245
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                            1,149,000          Financial Select Sector SPDR Fund (d)                   33,861,030
                                                501,100          Industrial Select Sector SPDR Fund (d)                  14,722,318
                                                116,000          iShares Dow Jones US Real Estate Index Fund              7,366,000
                                                285,800          iShares S&P SmallCap 600/BARRA Value Index
                                                                 Fund (d)                                                17,613,854
                                                538,900          iShares S&P SmallCap 600 Index Fund (d)                 29,617,944
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $96,891,129) - 3.5%
                                                                                                                        103,181,146
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Warrants (f)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                          856,000          UBS AG (expires 3/31/2006)                              42,911,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Warrants (Cost - $42,708,459) - 1.5%              42,911,280
-----------------------------------------------------------------------------------------------------------------------------------


                                             Beneficial
                                               Interest          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                          $  17,046,733          Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                 Series I (b)                                            17,046,733
                                            267,994,600          Merrill Lynch Liquidity Series, LLC Money Market
                                                                 Series (b)(c)                                          267,994,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $285,041,333) - 9.6%                           285,041,333
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust

Schedule of Investments as of June 30, 2005

                                                                 Total Investments
                                                                 (Cost - $2,831,540,675**) - 108.8%                 $ 3,218,988,004

                                                                 Liabilities in Excess of Other Assets - (8.8%)        (259,490,042)
                                                                                                                    ---------------
                                                                 Net Assets - 100.0%                                $ 2,959,497,962
                                                                                                                    ===============

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $2,849,832,542
                                                                 ==============
      Gross unrealized appreciation                              $  505,205,035
      Gross unrealized depreciation                                (136,049,573)
                                                                 --------------
      Net unrealized appreciation                                $  369,155,462
                                                                 ==============

(a) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------------------------------------
                                   Net Share      Purchase         Sales        Realized         Dividend
      Affiliate                    Activity         Cost           Cost        Gain (Loss)        Income
      ----------------------------------------------------------------------------------------------------
      ANADIGICS, Inc.                 (6,900)    $    10,575    $   109,440    $   (90,354)          +
      Administaff, Inc.              729,400     $12,852,421    $ 2,572,669    $ 1,244,405     $   109,914
      Ambassadors Group, Inc.          5,100     $   263,447    $    15,147    $    51,662     $    71,208
      CommScope, Inc.                 17,300     $   297,521             --             --           +
      Cornell Cos, Inc.             (164,700)    $   315,980    $ 3,007,456    $  (751,036)          +
      E.piphany, Inc.                603,800     $ 1,911,246             --             --           +
      Kaydon Corp.                   352,400     $10,457,507             --             --     $   162,732
      Maxygen, Inc.                  252,198     $ 1,824,151    $   106,910    $   (40,388)          +
      Triumph Group, Inc.             31,600     $ 1,220,251    $   129,600    $      (845)          +
      Vical, Inc.                    (31,813)    $   118,926    $   550,507    $  (341,282)          +
      Vignette Corp.*            (21,770,494)    $   607,288    $         5    $        (4)          +
      Wolverine Tube, Inc.           (64,800)    $    10,935    $   998,394    $  (535,544)          +
      ----------------------------------------------------------------------------------------------------

+     Non-income producing security.
*     Shares decreased by 21,948,094 due to a corporate action.
(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                  Net Activity     Interest Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $  6,507,623     $       136,252
      Merrill Lynch Liquidity Series, LLC Money Market Series    $ 19,400,100     $        49,482
      -------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities
Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: August 19, 2005